Label		Element	Value
Prospectus [Line Items]		rr_ProspectusLineItems
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Aug. 28, 2015
Registrant Name		dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key		dei_EntityCentralIndexKey	0001314414
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlfun
Document Creation Date		dei_DocumentCreationDate	Aug. 28, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 28, 2015
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
Eagle MLP Strategy Fund
Prospectus [Line Items]		rr_ProspectusLineItems
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page [14] of the Fund's Prospectus and in Purchase, Redemption and Pricing of Shares of the Statement of Additional Information.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in master limited partnerships ("MLPs") and MLP-related securities. The Fund defines MLP-related securities as general partners of MLPs, MLP institutional securities, exchange-traded notes ("ETNs") that derive their returns from a master limited partnership index, structured notes or options that derive their returns from a basket of MLPs, or other publicly traded partnerships or limited liability companies, which have the same economic characteristics as MLPs in that they earn the majority of their pro forma cash flow from the transportation, storage, processing, or production of energy commodities. This 80% investment policy is non-fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

The Fund invests primarily in securities of MLPs and MLP-related securities, as described above. The Fund attempts to primarily invest in MLPs and MLP-related securities that focus on midstream energy infrastructure and the transportation, storage and gathering & processing of oil, natural gas, natural gas liquids and other hydrocarbons. Although not the primary focus of the Fund, MLPs and MLP-related securities may also be engaged in one or more aspects of the exploration, production, marketing, or delivery of energy-related commodities such as natural gas, natural gas liquids, coal, crude oil or refined petroleum products. The Fund invests without restriction as to issuer capitalization or country, including emerging markets. The Fund invests in notes of any maturity that are rated BBB- or higher by Standard & Poor's Ratings Group or another nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined to be of similar credit quality. In seeking total return, the Fund seeks both income and capital appreciation.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”), which means that the Fund may invest in fewer securities at any one time than a diversified fund. The Fund may use options for hedging purposes.

As co-advisers, Eagle Global Advisors, LLC ("Eagle"), is responsible for security selection and trade execution and Princeton Fund Advisors, LLC ("Princeton"), is responsible for regulatory oversight of the Fund and oversight of the investment portfolio.

Princeton’s Oversight Process

Princeton’s investment oversight process combines risk management, due diligence and portfolio monitoring. Princeton monitors the Fund’s strategies as-executed for investment performance and achievement of the Fund’s risk objectives. The Fund’s investment portfolio may be rebalanced as a result of Princeton’s monitoring policies if the Fund is in violation of its investment objectives, polices or restrictions. Princeton has compliance and regulatory oversight and supervisory responsibilities for the Fund’s securities portfolio.

Eagle’s Investment Process

Eagle utilizes a two-step proprietary process that involves constructing an investment model that seeks to provide investors with an attractive total rate of return from both income and capital appreciation. First, in constructing the model, Eagle considers a variety of factors, including but not limited to, market capitalization, liquidity, growth, credit rating, source of qualifying income, business focus, and structure of the various MLPs and MLP-related securities. Second, Eagle uses the model as the basis for constructing and maintaining the Fund’s portfolio of MLPs and MLP-related securities. MLPs and MLP-related securities selected for the Fund’s portfolio will be further evaluated based on the Fund’s potential tax liabilities, trading costs, cash requirements and other factors, including the relative valuation of such investments. Eagle believes that the appropriate way to build and preserve wealth through investing in MLPs and MLP-related securities is to focus on companies that have strong, stable and sustainable business models. The dependability of the cash distribution is extremely important in analyzing and valuing these investments. Eagle’s investment methodology favors companies with limited or no commodity price exposure, strong balance sheets and proven management commitment that are attractively valued based on current and prospective distributions. Additionally, Eagle selects ETNs and structured notes of issuers that it believes to be creditworthy.

Distribution Policy

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed but, except during periods of substantial asset growth, is expected to be in a range equivalent to 4% to 7% of the Fund’s current net asset value per share, expressed as an annual rate. For more information about the Fund’s distribution policy, please turn to “Distribution Policy and Goals” on page 7 of this Prospectus.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance:

• Credit Risk: There is a risk that note issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Distribution Policy Risk: The Fund’s distribution policy is not designed to guarantee distributions that equal a fixed percentage of the Fund’s current net asset value per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital (i.e. from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

• ETN Risk: ETNs are subject to administrative and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETNs and may be higher than other mutual funds that invest directly in stocks and bonds. Each ETN is subject to specific risks, depending on the nature of the ETN. ETNs are subject to default risks.

• Foreign Investment Risk: Investing in notes of foreign issuers involves risks not typically associated with U.S. investments, including adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

• Interest Rate Risk: A rise in interest rates can cause a decline in the value of notes and MLPs owned by the Fund.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund, such as securities issued by small or medium capitalization companies, would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: Eagle’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• MLP and MLP-Related Securities and Energy Related Sector Risk: Investments in MLPs and MLP-related securities involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP or MLP-related security, risks related to potential conflicts of interest between an MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs and MLP-related securities are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs or MLP-related securities could enhance or harm the overall performance of the Fund.

○ MLP Tax Risk: MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

○ Energy Infrastructure Related Risk: The Fund focuses its investments in the energy infrastructure related sectors, through MLP and MLP-related securities. Because of its focus in these related sectors, the performance of the Fund is tied closely to and affected by developments related to energy infrastructure, such as the possibility that government regulation will negatively impact companies in these sectors. Energy infrastructure entities are subject to the risks specific to the industry they serve including, but not limited to, the following:

▪ Fluctuations in commodity prices;

▪ Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing;

▪ New construction risk and acquisition risk which can limit potential growth;

▪ A sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

▪ Depletion of the natural gas reserves or other commodities if not replaced;

▪ Changes in the regulatory environment;

▪ Extreme weather;

▪ Rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

▪ Threats of attack by terrorists.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

• Small and Medium Capitalization Company Risk: The value of a small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Structured Note Risk: MLP-related structured notes involve tracking risk, issuer default risk and may involve leverage risk. Structured notes are also subject to administrative and other expenses, which will be indirectly paid by the Fund.

• Tax Risk: If, in any year, the Fund fails to qualify as a registered investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. The Class A sales charge is reflected in the average annual total return table. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-888-868-9501.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s one-year and since inception performance compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-868-9501
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class I Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	3/31/2013	18.83%
Worst Quarter:	12/31/2014	(14.18)%
			The Fund's Class I year-to-date return as of June 30, 2015 was (3.93)%.
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's Class I year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(3.93%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.83%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(14.18%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA");
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”); after-tax returns are shown for Class I shares and after-tax returns for other classes will vary.

The Alerian MLP Index is a composite of the 50 most prominent energy Master Limited Partnerships (MLPs) that provides investors with an unbiased, comprehensive benchmark for this emerging asset class. There are no fees or expenses associated with the index and investors cannot invest directly in an index or benchmark.

Eagle MLP Strategy Fund | Alerian MLP Index
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year		rr_AverageAnnualReturnYear01	4.80%
Since Inception		rr_AverageAnnualReturnSinceInception	11.76%
Eagle MLP Strategy Fund | Class A Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EGLAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.72%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.65%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	733
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,079
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,449
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,483
Label	[2]	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	[2]	rr_AverageAnnualReturnYear01	(2.18%)
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	11.60%
Inception Date	[2]	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Eagle MLP Strategy Fund | Class C Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EGLCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.47%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 243
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	763
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,309
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,801
Label		rr_AverageAnnualReturnLabel	Return before taxes
1 Year		rr_AverageAnnualReturnYear01	2.90%
Since Inception		rr_AverageAnnualReturnSinceInception	11.42%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Eagle MLP Strategy Fund | Class I Shares
Prospectus [Line Items]		rr_ProspectusLineItems
Trading Symbol		dei_TradingSymbol	EGLIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	0.22%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.47%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.40%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	796
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,751
Annual Return 2013		rr_AnnualReturn2013	33.26%
Annual Return 2014		rr_AnnualReturn2014	4.00%
Label		rr_AverageAnnualReturnLabel	Return before taxes
1 Year		rr_AverageAnnualReturnYear01	4.00%
Since Inception		rr_AverageAnnualReturnSinceInception	14.80%
Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 14, 2012
Eagle MLP Strategy Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year		rr_AverageAnnualReturnYear01	3.09%
Since Inception		rr_AverageAnnualReturnSinceInception	14.30%
Eagle MLP Strategy Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]		rr_ProspectusLineItems
1 Year		rr_AverageAnnualReturnYear01	2.43%
Since Inception		rr_AverageAnnualReturnSinceInception	11.34%

[1]	The Trust, on behalf of the Fund, has entered into an operating expense limitation agreement with Princeton Fund Advisors, LLC and Eagle Global Advisors, LLC, pursuant to which the Fund's co-advisers have agreed to waive management fees and/or to make payments to limit Fund expenses, until at least August 31, 2016 so that the total annual operating expenses. do not exceed 1.65%, 2.40% and 1.40% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. The agreement excludes any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the co-advisers from the definition of operating expenses which are subject to such expense limitations. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to Princeton Fund Advisors, LLC and to Eagle Global Advisors, LLC.
[2]	The information presented above includes the maximum Class A Sales load. Without a sales load, returns would have been 3.76% for the one-year period and 14.51% since inception.